Retirement Benefit Plans - Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 204.9	$ 259.6	$ 281.8
Cost of revenue [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	126.3	157.8	177.8
Research and development expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	57.3	72.7	79.1
General and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	18.2	25.1	20.6
Marketing expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 3.1	$ 4.0	$ 4.3